Document and Entity Information	Jul. 26, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001302215
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	Houlihan Lokey, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37537
Entity Tax Identification Number	95-2770395
Entity Address, Address Line One	10250 Constellation Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	788-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001
Trading Symbol	HLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false